Cash and Cash Equivalents - Disclosure of Detailed Information About Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 18,250,255	$ 33,564,857
Cash and cash equivalents	$ 18,250,255	$ 33,564,857	$ 28,499,449	$ 4,577,747